Related party advances and expenses	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018
Related Party Advances And Expenses
Related party advances and expenses

Advances from related parties:

	September 30,	June 30,
	2018	2018

Advances from its Directors	$996,620	$1,066,278
Advances from related party	808,280	189,795
Advances from holding company	740,091	$740,091
Total	$2,544,991	$1,996,164

During the three months ended September 30, 2018 and 2017, the Company repaid advances from a director of $15,164 and $132,146, respectively.

During the three months ended September 30, 2018 and 2017, the Company received advances from a related party of $270,276 and nil, respectively.

The Company has imputed interest at the rate of approximately 6.5% on the advances made to the Company in the amount of $33,064 during the three months ended September 30, 2018, and has imputed interest at the rate of approximately 6.5% on the advances made to the Company in the amount of $27,404 during the three months ended September 30, 2017.

Advances from related parties:

	June 30,	June 30,
	2018	2017

Advances from its Directors	$1,066,278	$1,086,254
Advances from related party	189,795	-
Advances from holding company	740,091	$657,465
Total	$1,996,164	$1,743,719

Directors of the Company have leased shared office space for corporate operations the cost of which is $350 (MYR 1,500 per quarter), the use of which is provided to the Company free of charge by our directors. We have recorded an amount of $Nil and $1,400 as contributed capital during the fiscal year ended June 30, 2018 and 2017.

During the year ended June 30, 2018 and 2017, the Company was advanced cash proceeds in the amount of $257,672 and $893,748, respectively, by directors or entities with common directors to meet operational shortfalls. In addition during the year ended June 30, 2018 and 2017 related parties were repaid, in cash, $281,783, and $637,915, respectively. During the year ended June 30, 2018 and 2017, the Company was advanced $162,008 and $159,386, respectively, for payment of expenses directly to vendors by related parties.

The Company has imputed interest at the rate of approximately 6.5% on the advances made to the Company in the amount of $100,715 during the year ended June 30, 2017, and has imputed interest at the rate of approximately 6.5% on the advances made to the Company in the amount of $123,898 during the year ended June 30, 2018.